JD Finance reorganization (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
JD Finance reorganization
Net cash used in discontinued operating activities	$ (382,051)	¥ (2,485,741)	¥ (1,226,526)	¥ (1,341,346)
Net cash provided by/(used in) discontinued investing activities	(2,424,243)	(15,772,856)	(30,510,335)	2,018,461
Net cash provided by discontinued financing activities	$ 2,160,156	14,054,620	32,050,146	865,542
JD Finance | Held-for-sale
JD Finance reorganization
Net cash used in discontinued operating activities		(2,485,741)	(1,226,526)	(1,341,346)
Net cash provided by/(used in) discontinued investing activities		(15,772,856)	(30,510,335)	2,018,461
Net cash provided by discontinued financing activities		¥ 14,054,620	¥ 32,050,146	¥ 865,542